Statement of Changes in Shareholders' Equity ₪ in Thousands, $ in Thousands	ILS (₪)		USD ($)	Share capital and premium ILS (₪)	Share capital and premium USD ($)	Other reserves ILS (₪) [1]	Other reserves USD ($) [1]	Revaluation of property, plant and equipment ILS (₪)	Revaluation of property, plant and equipment USD ($)	Stock-based compensation reserve ILS (₪)	Stock-based compensation reserve USD ($)	Foreign currency translation reserve ILS (₪)	Foreign currency translation reserve USD ($)	Retained losses ILS (₪)	Retained losses USD ($)	Attributable to shareholders of the company ILS (₪)	Attributable to shareholders of the company USD ($)	Non- Controlling interest ILS (₪)	Non- Controlling interest USD ($)
Beginning balance at Dec. 31, 2014	₪ 713,237			₪ 1,055,056		₪ (201,848)		₪ 130,549		₪ 49,527		₪ (734,176)		₪ (67,129)		₪ 231,979		₪ 481,258
Loss for the year	(314,922)	[2]												(186,150)		(186,150)		(128,772)
Other comprehensive income (loss)	(38,110)					8,007		60,783				(109,649)		20,504		(20,355)		(17,756)
Stock based compensation expenses	670									845						845		(175)
Transaction with non-controlling interest	(58,143)					(148,066)		37,413				94,933		8,142		(7,578)		(50,565)
Expiration of options held by minority	1,333									546						546		787
Cancelation of treasury stock and old stock				50,918						(50,918)
Ending balance at Dec. 31, 2015	304,064			1,105,974		(341,907)		228,745				(748,892)		(224,633)		19,287		284,777
Loss for the year	(312,068)	[2]												(194,830)		(194,830)		(117,238)
Other comprehensive income (loss)	58,147					2,015		76,025				(24,089)		12,765		66,716		(8,569)
Stock based compensation expenses	176									27						27		149
Transaction with non-controlling interest	(1,705)					40,903						(27,369)				13,534		(15,239)
Forfeiture of stock options granted						6,777										6,777		(6,777)
Ending balance at Dec. 31, 2016	48,614		$ 14,022	1,105,974	$ 319,000	(292,212)	$ (84,284)	304,770	$ 87,906	27	$ 8	(800,350)	$ (230,848)	(406,698)	$ (117,305)	(88,489)	$ (25,523)	137,103	$ 39,545
Loss for the year	(401,681)		(115,858)											(338,034)	(97,500)	(338,034)	(97,500)	(63,647)	(18,358)
Other comprehensive income (loss)	210,014		60,571					(1,960)	(565)			200,518	57,836	11,556	3,333	210,114	60,604	(100)	(29)
Stock based compensation expenses	702		202							199	57			302,810		199	57	503	145
Disposal as a result of sale of subsidiary	(6,433)		(1,856)					(302,810)	(87,341)						87,341			(6,433)	(1,856)
Change in holding rate in subsidiary						1,537	443									1,537	443	(1,537)	(443)
Forfeiture of stock options granted						20,238	5,837									20,238	5,837	(20,238)	(5,837)
Ending balance at Dec. 31, 2017	₪ (148,784)		$ (42,915)	₪ 1,105,974	$ 319,000	₪ (270,437)	$ (78,004)			₪ 226	$ 65	₪ (599,832)	$ (173,012)	₪ (430,366)	$ (124,131)	₪ (194,435)	$ (56,082)	₪ 45,651	$ 13,167

[1]	Includes transactions with non-controlling interest reserve and hedging reserve.
[2]	Reclassified (discontinued operations). Refer to Note 19.